Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Capricor Therapeutics, Inc.
Entity Central Index Key	0001133869
Amendment Flag	false